Dividend	12 Months Ended
Dec. 31, 2017
Dividend [abstract]
Dividend
31	Dividend

An annual dividend in respect of the year ended 31 December 2017 of RMB 0.3 per share, amounting to a total dividend of RMB 3,247,144 thousands, was approved by the Board of Directors on 20 March 2018. This financial statement has not reflected such dividend payable.

Dividend in respect of the year ended 31 December 2016 of RMB 0.25 per share, amounting to a total dividend of RMB 2,700,000 thousands, was approved by the Board of Directors on 15 March 2017 and subsequently paid in July 2017.